Employee Option Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of stock-based compensation expense [line items]
Total stock-based compensation expense	$ 3,987	$ 4,369
Cost of revenues [Member]
Disclosure of stock-based compensation expense [line items]
Total stock-based compensation expense	7	15
Research and development expenses [Member]
Disclosure of stock-based compensation expense [line items]
Total stock-based compensation expense	8	17
Selling and marketing expenses [Member]
Disclosure of stock-based compensation expense [line items]
Total stock-based compensation expense		71
General and administrative expenses [Member]
Disclosure of stock-based compensation expense [line items]
Total stock-based compensation expense	$ 3,972	$ 4,266